FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-05574

                           Safeco Taxable Bond Trust
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               (Exact name of registrant as specified in charter)

                   4854 154th Pl NE., Redmond, WA 98052
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                (Address of principal executive offices)

                              William E. Crawford
                               5069 154th Pl NE
                           Redmond, Washington, 98052
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (425) 376-5328

Date of fiscal year end:   12/31

Date of reporting period:   7/1/03 to 6/30/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Safeco Taxable Bond Trust

By (Signature and Title)  /s/ Roger F. Harbin
                              Roger F. Harbin, President
Date   August 30, 2004





================= SAFECO INTERMEDIATE-TERM U.S. GOVERNMENT FUND ================


NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.





========================= SAFECO HIGH YIELD BOND FUND ==========================

INTERMEDIA COMMUNICATIONS INC.

Ticker:       WCOEQ          Security ID:  458801AL1
Meeting Date: OCT 08, 2003   Meeting Type: SPECIAL
Record Date:  MAY 28, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Plan of Reorganization                    For       NOT VOTED  Management

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JACUZZI BRANDS, INC.

Ticker:       JJZ           Security ID:  469865AA7
Meeting Date: FEB 11, 2004   Meeting Type: Annual
Record Date:  DEC 23, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director VERONICA M. HAGEN         For       NOT VOTED  Management
1.2   Elect  Director SIR HARRY SOLOMON         For       NOT VOTED  Management
1.3   Elect  Director DAVID H. CLARKE           For       NOT VOTED  Management
1.4   Elect  Director CLAUDIA E. MORFE          For       NOT VOTED  Management
1.5   Elect  Director ROBERT R. WOMACK          For       NOT VOTED  Management
2     Ratify Auditors                           For       NOT VOTED  Management
3     2004 STOCK INCENTIVE PLAN                 FOR       NOT VOTED  Management
4     APPROVAL OF EXCHANGE PROGRAM              FOR       NOT VOTED  Management

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NATIONAL EQUIPMENT SERVICES, INC.

Ticker:       NEQS           Security ID:  635847AE6
Meeting Date: JAN 13, 2004   Meeting Type: SPECIAL
Record Date:  NOV 25, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Plan of Reorganization                    For       NOT VOTED  Management

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SMURFIT-STONE CONTAINER CORPORATION

Ticker:       SSCC           Security ID:  832727200
Meeting Date: MAY 12, 2004   Meeting Type: Annual
Record Date:  MAR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director JAMES R. BORIS            For       NOT VOTED  Management
1.2   Elect  Director ALAN E. GOLDBERG          For       NOT VOTED  Management
1.3   Elect  Director WILLIAM T. LYNCH, JR.     For       NOT VOTED  Management
1.4   Elect  Director PATRICK J MOORE           For       NOT VOTED  Management
1.5   Elect  Director JAMES J. O'CONNOR         For       NOT VOTED  Management
1.6   Elect  Director Jerry K. Pearlman         For       NOT VOTED  Management
1.7   Elect  Director Thomas A. Reynolds, III   For       NOT VOTED  Management
1.8   Elect  Director William D. Smithburg      For       NOT VOTED  Management

2     Ratify Auditors                           For       NOT VOTED  Management
3     2004 LONG TERM INCENTIVE PLAN             FOR       NOT VOTED  Management
4     NON-Employee Director Deferred Comp Plan  FOR       NOT VOTED  Management
5     Prohibit Awards to Executives             AGAINST   NOT VOTED Shareholder

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WORLDCOM, INC.

Ticker:       WCOEQ        Security ID:  98157DAK2
Meeting Date: OCT 08, 2003   Meeting Type: SPECIAL
Record Date:  MAY 28, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Plan of Reorganization                    For       NOT VOTED  Management

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================= SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND ==================

NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.